Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Share-Based Payments

NOTE 24: Share-based payments

Warrants are granted to employees, consultants or directors of the Company and its subsidiaries. Each warrant entitles its holders to subscribe to one new share of the Company at a subscription price determined by the board of directors, within the limits decided upon at the occasion of their issuance. The warrants issued generally have a term of ten years as of issuance. Upon expiration of their term, the warrants become null and void.

On November 13, 2023, the company completed a share consolidation with respect to all its outstanding shares by means of a 1-for-10 reverse stock split (the “Share Consolidation”). Although the number of warrants does not change, the reverse stock split affects the number of shares into which the original number of warrants are convertible. Therefore, all share amounts were adjusted to reflect the Share Consolidation.

This section provides an overview of the outstanding warrants as of December 31, 2023. The warrants were created within the context of share-based incentive plans for employees, directors and consultants of the Company.

The Company has created several pools of warrants under stock option plans for grant to eligible employees, directors, and consultants. Stock option plans were announced on June 23, 2014 (150,000), June 19, 2017 (250,000), June 21, 2019 (300,000), May 27, 2021 (360,000), May 25, 2022 (500,000), and June 30, 2023 (500,000) for a total amount of 2,060,000 warrants created.

Outstanding warrants	2023	2022
Warrants created	2,060,000	1,731,080
Warrants available for grant	(208,250)	(163,750)
Warrants granted	1,851,750	1,567,330
Warrants terminated or lapsed	(213,977)	(283,840)
Warrants exercised	-	(57,712)
Total outstanding at December 31	1,637,773	1,225,778

As of December 31, 2023, there are 1,637,773 warrants outstanding, entitling their holders to subscribe to 1,637,773 shares of the Company.

For the year 2023, 455,500 (2022: 393,050) warrants were granted, 43,505 warrants (2022: 59,035) were terminated or lapsed, no warrants (2022: 0) were exercised, and 237,789 warrants (2022: 212,702) were vested.

Number of potential shares from outstanding warrants	2023	2022
As of January 1	1,225,778	891,763
Number of warrants cancelled/forfeited during the year	(43,505)	(59,035)
Number of warrants granted during the year	455,500	393,050
As of December 31	1,637,773	1,225,778

The share-based compensation expense recognized in the consolidated statement of profit or loss is given below as is the cumulated amount per the consolidated statement of financial position:

Thousands of $ Years ended December 31	2023	2022	2021
Share-based compensation in consolidated statement of profit or loss	665	867	1,222
Cumulated Share-based compensation in equity	12,139	11,474	10,607

The Cumulated Share-based compensation amount is part of the Total Shareholders’ Equity on the Consolidated statement of financial position. This amount is presented on the Consolidated statement of financial position for both exercised and non-exercised warrants.

In general, the warrants vest in cumulative tranches of 25% per year, provided that the beneficiary has provided at least one year of service. However, there are certain exceptions to this rule which are, if applicable, specified in the relevant stock option plans:

●	The warrants granted to directors under the June 23, 2014 Stock Option Plan, the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, and the June 30, 2023 Stock Option Plan, all vest on the date of the annual meeting that takes place in the calendar year following the calendar year in which they were granted, provided that the mandate of the relevant director has not ended or been terminated.

●	The warrants granted to beneficiaries who are not directors under the June 23, 2014 Stock Option Plan all vest in instalments of 25% per year, the first tranche of 25% vesting on the first anniversary date of the date of grant and the following tranches vesting on a quarterly basis.

●	The warrants granted to beneficiaries who are not directors under the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, and the June 30, 2023 Stock Option Plan may adopt a manual or custom vesting procedure under certain conditions or a particular vesting period over 3 or 4 years.

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
Granted in 2022	393,050	6.76	393,050	6.76
Outstanding at December 31, 2022	1,225,778	12.34	1,225,778	12.34
Granted in 2023	455,500	2.91	455,500	2.91
Outstanding at December 31, 2023	1,637,773	9.64	1,637,773	9.64
Exercisable at December 31, 2023	759,841	14.07	759,841	14.07

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2023 and 2022:

Category	2023	2022
Executive Director	489,375	395,000
Non-Executive Directors	25,650	24,800
Management team (excluding the Executive Director)	517,912	408,300
Other employees, consultants, and former service providers	604,836	397,678
Total outstanding at December 31	1,637,773	1,225,778

The weighted average exercise price of all outstanding warrants (vested and non-vested warrants; assuming 1 warrant = 1 share) is €9.64 or $10.43 at December 31, 2023 (€12.34 or $13.25 at December 31, 2022; €15.28 or $17.27 at December 31, 2021). The weighted average remaining contractual life of all outstanding warrants at the end of 2023 is 7.11 years (2022: 7.31 years; 2021: 7.18 years).

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
23-Jun-14	1,200	1,200	€41.30	-	48.12%	1.78%	75.32	63.29
10-Dec-14	-	17,500	€40.10	-	46.93%	1.01%	69.73	57.70
09-Feb-15	6,000	9,500	€44.90	-	46.75%	0.62%	79.73	61.71
01-Apr-15	-	300	€50.20	-	47.42%	0.40%	72.03	54.02
01-May-15	-	2,000	€50.50	-	46.59%	0.62%	71.05	53.03
29-May-15	2,000	3,000	€49.10	-	46.52%	0.81%	64.14	52.11
01-Jun-15	-	600	€49.00	-	46.58%	0.81%	70.03	52.01
01-Jul-15	-	400	€46.20	-	47.02%	1.27%	69.04	51.02
01-Aug-15	-	400	€46.40	-	46.54%	0.98%	68.02	50.00
01-Sep-15	-	1,000	€42.40	-	49.31%	1.15%	73.02	48.99
01-Oct-15	-	8,300	€42.00	-	48.99%	0.90%	72.03	54.02
01-Nov-15	-	400	€38.10	-	50.88%	0.92%	71.01	53.00
01-Dec-15	-	1,800	€38.90	-	51.18%	0.85%	70.03	52.01
01-Jan-16	-	400	€37.90	-	51.12%	1.06%	69.01	50.99
04-Feb-16	-	1,000	€41.30	-	51.18%	0.85%	67.89	49.87
04-Feb-16	5,000	13,400	€37.80	-	52.49%	0.72%	67.89	49.87
22-Apr-16	-	5,200	€36.20	-	53.40%	0.58%	65.33	53.33
27-May-16	3,000	4,000	€41.30	-	51.85%	0.54%	64.11	52.11
01-Jun-16	-	200	€34.30	-	53.73%	0.49%	64.01	52.01
01-Aug-16	-	400	€36.20	-	53.51%	0.16%	62.01	50.01
21-Oct-16	-	2,000	€44.40	-	54.19%	0.28%	59.34	47.34
22-Jan-16	-	2,000	€38.30	-	52.81%	0.86%	68.32	56.32
01-Dec-16	-	2,200	€46.50	-	54.16%	0.75%	57.99	39.98
01-Jan-17	-	1,900	€45.60	-	53.84%	0.73%	56.98	50.96
01-Mar-17	-	9,500	€52.60	-	52.62%	0.68%	55.04	49.02
01-Apr-17	-	1,800	€54.10	-	51.80%	0.81%	54.02	48.00
11-Apr-17	2,000	20,000	€53.50	-	51.83%	0.72%	65.68	47.67
1-Jun-17	-	200	€50.10	-	51.86%	0.59%	52.01	52.01
1-Jul-17	-	2,200	€49.60	-	50.94%	0.77%	63.02	44.98
29-Jul-17	-	800	€47.20	-	50.95%	0.87%	50.10	44.05
01-Sep-17	-	3,400	€49.20	-	48.08%	0.71%	60.99	42.97
01-Oct-17	-	7,000	€48.00	-	47.32%	0.76%	53.98	41.95
02-Nov-17	-	9,900	€46.10	-	45.23%	0.66%	52.93	40.90
1-Dec-17	-	600	€39.20	-	46.50%	0.56%	51.98	39.98
20-Jun-17	3,000	3,000	€49.70	-	51.57%	0.59%	81.40	63.39
27-Jun-17	25,000		€49.80	-	51.04%	0.66%	81.17	63.16
01-Apr-18	-	4,200	€37.70	-	46.08%	0.76%	54.02	42.02
01-May-18	-	800	€36.40	-	46.27%	0.82%	53.03	41.03
01-Jun-18	5,000	3,200	€49.70	-	46.15%	0.77%	52.01	40.01
01-Aug-18		7,000	€37.40	-	44.09%	0.79%	62.00	55.96
05-Dec-18	-	2,000	€17.30	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	19,100	€16.40	-	67.56%	0.77%	62.24	50.20
16-May-19	-	150,800	€14.90	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	800	€10.10	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	1,200	€10.20	-	81.95%	0.00%	64.01	45.99

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
01-Feb-20	-	200	€9.80	-	80.26%	0.00%	61.97	49.67
01-Jun-20	-	600	€8.50	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	200	€8.00	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	22,500	€8.00	-	85.89%	0.00%	56.51	38.53
01-Jul-19	6,000	2,000	€12.80	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	98,000	€12.40	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	159,800	€8.00	-	85.89%	0.00%	56.52	38.53
30-Jul-20	2,000	-	€12.80	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	1,000	€12.80	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	200	€10.80	-	65.06%	0.00%	48.99	31.00
03-May-21	-	800	€11.60	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	400	€11.80	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	3,000	€13.60	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	20,250	€13.60	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	4,000	€10.50	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	257,000	€13.75	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	60,000	€13.85	-	63.11%	0.00%	44.78	26.79
06-May-22	-	500	€7.50	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	3,800	€7.97	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	42,500	€6.84	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	312,500	€6.84	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	1,000	€7.97	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	31,250	€7.40	-	57.26%	2.77%	72.03	60.00
01-Dec-22	-	1,500	€7.40	-	58.30%	2.40%	69.67	63.65
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
3-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75

The above inputs for the Black-Scholes model have been determined based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.

●	On November 27, 2023 the Company announced its transition to a single listing on Nasdaq which repositioned the Company’s shares from the Euronext Brussels trading system to the Nasdaq trading system. Since there were no shares granted following this delisting date, the risk-free interest rate is based on the interest rate applicable for the 10-year Belgian government bond at the grant date.